FIDELITY SECURITIES LENDING
CASH CENTRAL FUND
(FORMERLY CENTRAL CASH
COLLATERAL FUND)

ANNUAL REPORT
MAY 31, 2000


INVESTMENTS MAY 31, 2000

Showing Percentage of Net Assets



U.S. TREASURY OBLIGATIONS -
0.7%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

U.S. TREASURY NOTES - 0.7%

 9/30/00                          5.43%                       $ 25,000,000                      $ 24,916,957

 11/30/00                         6.15                         25,000,000                        24,798,695

TOTAL U.S. TREASURY                                                                              49,715,652
OBLIGATIONS

TIME DEPOSITS - 24.2%



ABN-AMRO Bank NV

 6/1/00                           6.81                         300,000,000                       300,000,000

Banque Nationale de Paris (BNP)

 6/1/00                           6.81                         300,000,000                       300,000,000

Fifth Third Bank, Cincinnati

 6/1/00                           6.81                         300,000,000                       300,000,000

Halifax PLC

 6/1/00                           6.81                         300,000,000                       300,000,000

Norwest Corp.

 6/1/00                           6.81                         300,000,000                       300,000,000

Suntrust Bank

 6/1/00                           6.81                         100,000,000                       100,000,000

TOTAL TIME DEPOSITS                                                                              1,600,000,000



REPURCHASE AGREEMENTS - 75.6%

                               MATURITY AMOUNT

In a joint trading account:

(U.S. Government Obligations)
dated:

4/18/00 due 6/1/00 At 6.81%    $ 503,778,646                     500,000,000
(a)

5/31/00 due 6/1/00 At 6.56%     4,300,783,000                    4,300,000,000

5/31/00 due 6/1/00 At 6.56%     200,036,457                      200,000,000

(U.S. Treasury Obligations)     7,797,299                        7,796,000
dated 5/31/00 due 6/1/00 At
6%

TOTAL REPURCHASE AGREEMENTS                                      5,007,796,000


TOTAL INVESTMENT PORTFOLIO -                                     6,657,511,652
100.5%

NET OTHER ASSETS - (0.5)%                                         (33,671,350)

NET ASSETS - 100%                                              $ 6,623,840,302

Total Cost for Income Tax Purposes                             $ 6,657,511,652


LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

A total of 6.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                               MAY 31, 2000

ASSETS

Investment in securities, at                $ 6,657,511,652
value (including  repurchase
agreements of
$5,007,796,000) -  See
accompanying schedule

Interest receivable                          1,446,189

Prepaid expenses                             10,101

 TOTAL ASSETS                                6,658,967,942

LIABILITIES

Payable to custodian bank      $ 54

Distributions payable           35,064,540

Other payables and accrued      63,046
expenses

 TOTAL LIABILITIES                           35,127,640

NET ASSETS                                  $ 6,623,840,302

Net Assets consist of:

Paid in capital                             $ 6,623,833,665

Accumulated net realized gain                6,637
(loss) on investments

NET ASSETS, for 6,623,833,665               $ 6,623,840,302
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($6,623,840,302
(divided by) 6,623,833,665
shares)

STATEMENT OF OPERATIONS
                            JULY 1, 1999 (COMMENCEMENT
                             OF OPERATIONS) TO MAY 31,
                                                  2000

INTEREST INCOME                          $ 263,082,469

EXPENSES

Accounting fees and expenses    373,884

Non-interested trustees'        12,185
compensation

Custodian fees and expenses     8,171

Audit                           21,975

Legal                           211

Insurance                       7,803

 TOTAL EXPENSES                           424,229

NET INTEREST INCOME                       262,658,240

NET REALIZED GAIN (LOSS) ON               6,637
INVESTMENTS

NET INCREASE IN NET ASSETS               $ 262,664,877
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 JULY 1, 1999  (COMMENCEMENT
                                 OF OPERATIONS) TO  MAY 31,
                                 2000

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 262,658,240

 Net realized gain (loss)         6,637

 NET INCREASE (DECREASE) IN       262,664,877
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (262,658,240)
from net interest income

Share transactions at net         28,984,937,158
asset value of $1.00 per
share Proceeds from sales of
shares

 Cost of shares redeemed          (22,361,103,493)

 NET INCREASE (DECREASE) IN       6,623,833,665
NET ASSETS AND SHARES
RESULTING   FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       6,623,840,302
IN NET ASSETS

NET ASSETS

 Beginning of period              -

 End of period                   $ 6,623,840,302

FINANCIAL HIGHLIGHTS

                                 JULY 1, 1999 (COMMENCEMENT OF
                                 OPERATIONS) TO MAY 31, 2000

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .051
Operations Net interest
income

Less Distributions

From net interest income          (.051)

Net asset value, end of period   $ 1.000

TOTAL RETURN B                    5.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,623,840
(000 omitted)

Ratio of expenses to average      .0093% A
net assets

Ratio of net interest income      5.75% A
to average net assets

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Central Cash Collateral Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Effective July 18, 2000, Central Cash Collateral Fund will change its name to Fidelity Securities Lending Cash Central Fund. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM) are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

remains in accordance with the market value requirements stated above.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The maturity values of the joint trading account investments having variable rates are calculated based on the rate at period end. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED APRIL 18, 2000, DUE JUNE 1, 2000                      6.81%
Number of dealers or banks                                  1

Maximum amount with one                                     100%
dealer or bank

Aggregate principal amount of                               $500,000,000
agreements

Aggregate maturity amount of                                $503,778,646
agreements

Aggregate market value of                                   $512,494,344
transferred assets

Coupon rates of transferred                                 5.5% to 11%
assets

Maturity dates of transferred                               1/1/04 to 5/1/30
assets

DATED MAY 31, 2000, DUE JUNE 1, 2000                        6%
Number of dealers or banks                                  1

Maximum amount with one                                     100%
dealer or bank

Aggregate principal amount of                               $146,885,000
agreements

Aggregate maturity amount of                                $146,909,481
agreements

Aggregate market value of                                   $150,739,682
transferred assets

Coupon rates of transferred                                 0% to 7.63%
assets

Maturity dates of transferred                               9/14/00 to 2/15/23
assets

DATED MAY 31, 2000, DUE JUNE 1, 2000                        6.56%
Number of dealers or banks                                  8

Maximum amount with one                                     34.9%
dealer or bank

Aggregate principal amount of                               $4,300,000,000
agreements

Aggregate maturity amount of                                $4,300,783,000
agreements

Aggregate market value of                                   $4,386,222,342
transferred assets

Coupon rates of transferred                                 0% to 17%
assets

Maturity dates of transferred                               6/1/00 to 11/1/37
assets

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED MAY 31, 2000, DUE JUNE 1, 2000                        6.56%
Number of dealers or banks                                  12

Maximum amount with one                                     15.3%
dealer or bank

Aggregate principal amount of                               $8,414,000,000
agreements

Aggregate maturity amount of                                $8,415,533,735
agreements

Aggregate market value of                                   $8,582,777,915
transferred assets

Coupon rates of transferred                                 0% to 17%
assets

Maturity dates of transferred                               6/1/00 to 11/1/37
assets


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. For the services of FIMM under the management contract, FMR, on behalf of the fund, pays FIMM a monthly management fee.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. This fee is based on the level of average net assets for the month plus out of pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $17,316 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

5. BENEFICIAL INTEREST.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Revere Street Trust and the Shareholders of Central Cash Collateral Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Central Cash Collateral Fund (a fund of Fidelity Revere Street Trust) at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Central Cash Collateral Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2000 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 30, 2000


FIDELITY MUNICIPAL CASH CENTRAL FUND
(FORMERLY MUNICIPAL CENTRAL CASH FUND)

ANNUAL REPORT
MAY 31, 2000


INVESTMENTS MAY 31, 2000

Showing Percentage of Net Assets


MUNICIPAL SECURITIES - 101.7%

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

ALABAMA - 0.5%

Alabama Pub. School & College    $ 5,600,000           $ 5,600,000
Auth. Rev. Participating
VRDN Series ROC 00 1, 4.4%
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(a)(c)

ALASKA - 0.2%

Alaska Hsg. Fin. Corp.            2,000,000             2,000,000
Participating VRDN Series
Merlots 99 D, 4.5%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(c)

ARIZONA - 0.8%

Arizona Edl. Ln. Marketing        5,300,000             5,300,000
Corp. Series 1991 A, 4.15%,
LOC Dresdner Bank AG, VRDN
(a)(b)

Coconino County Ind. Dev.         1,150,000             1,150,000
Rev. (Citizens Utils. Co.
Proj.) Series 1997, 4.35%,
VRDN (a)(b)

Maricopa County Poll. Cont.       3,700,000             3,700,000
Rev. (Arizona Pub. Svc. Co.
Palo Verde Proj.) Series
1994 B, 4.35%, LOC Morgan
Guaranty Trust Co., NY, VRDN
(a)

                                                        10,150,000

ARKANSAS - 0.2%

Arkansas Dev. Fin. Auth.          935,000               935,000
Participating VRDN Series
1998 C, 4.45% (Liquidity
Facility Bank of America NA)
(a)(b)(c)

Arkansas Dev. Fin. Auth.          1,000,000             1,000,000
Multi-family Hsg. Rev.
(Kiehl Partners LP Proj.)
Series 1998, 4.45%, LOC Bank
One, Louisiana NA, VRDN (a)

                                                        1,935,000

COLORADO - 3.5%

Colorado Student Oblig. Auth.:

(Student Ln. Prog.) Series        18,900,000            18,900,000
1990 A, 4.2% (AMBAC
Insured), VRDN (a)(b)

Series 1989 A, 4.2% (AMBAC        9,400,000             9,400,000
Insured), VRDN (a)(b)

Series 1999 A2, 4.2% (AMBAC       3,900,000             3,900,000
Insured), VRDN (a)(b)

Denver City & County Arpt.
Rev. Participating VRDN:

Series CDC 97 K, 4.43%            3,400,000             3,400,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(b)(c)

Series PT 249, 4.45%              1,100,000             1,100,000
(Liquidity Facility Banco
Santander SA) (a)(b)(c)

Denver City & County Spl.         6,200,000             6,200,000
Facilites Arpt. Rev.
(Worldport at DIA Proj.)
Series A, 4.45%, LOC Morgan
Guaranty Trust Co., NY, VRDN
(a)(b)

                                                        42,900,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

DISTRICT OF COLUMBIA - 1.1%

District of Columbia Gen.
Oblig. Participating VRDN:

Series PA 568, 4.4%              $ 4,165,000           $ 4,165,000
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (a)(c)

Series ROC 00 2, 4.4%             7,800,000             7,800,000
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(a)(c)

District of Columbia Hsg.         2,000,000             2,000,000
Fin. Agcy. Single Family
Mtg. Rev. Participating VRDN
Series RF 00 4, 4.55%
(Liquidity Facility Bank of
New York NA) (a)(b)(c)

                                                        13,965,000

FLORIDA - 5.5%

Collier County Health             2,930,000             2,930,000
Facilities Auth. Hosp. Rev.
(Cleveland Clinic Health
Sys. Proj.) Series 1999,
4.35% (Liquidity Facility
Bank One NA, Michigan), VRDN
(a)

Dade County Indl. Dev. Auth.      2,200,000             2,200,000
Rev. Rfdg. (Florida Pwr. &
Lt. Co. Proj.) Series 1993,
4.35%, VRDN (a)

Florida Cap. Projects Fin.        2,900,000             2,900,000
Auth. (Florida Hosp. Assoc.
Cap. Proj.) Series 1998 A,
4.1% (FSA Insured), VRDN (a)

Florida Hsg. Fin. Agcy.           7,650,000             7,650,000
(Ashley Lake Park II Proj.)
Series 1989 J, 3.95%, LOC
Freddie Mac, VRDN (a)(b)

Florida Hsg. Fin. Corp. Rev.:

(Heritage Point Apts. Proj.)      4,750,000             4,750,000
Series I1, 4.15%, LOC Key
Bank NA, VRDN (a)(b)

(Valencia Village Apts.           5,880,000             5,880,000
Proj.) Series G, 4.15%, LOC
Key Bank NA, VRDN (a)(b)

Jacksonville Elec. Auth. Rev.     4,800,000             4,800,000
Participating VRDN Series
Merlots 00 FF, 4.5%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(c)

Lakeland Elec. & Wtr.             6,930,000             6,930,000
Participating VRDN Series
960901, 4.47% (Liquidity
Facility Citibank NA, New
York) (a)(c)

Orange County Hsg. Fin. Auth.     8,786,000             8,786,000
Multi-family Hsg. Rev.
(Regal Pointe Apts. Proj.)
Series 1997 A, 4.25%,  LOC
Freddie Mac, VRDN (a)(b)

Orlando Utils. Commission         7,500,000             7,500,000
Wtr. & Elec. Rev. 4.15%
9/14/00, CP

Palm Beach County Rev.            11,000,000            11,000,000
(Jewish Cmnty. Campus Corp.
Proj.) Series 1997, 4.25%
(AMBAC Insured) (BPA
Northern Trust Co.,
Chicago), VRDN (a)

Sarasota County Pub. Hosp.        1,400,000             1,400,000
District Rev. Bonds
(Sarasota Memorial Hosp.
Proj.) Series A, 4.15%
tender 6/13/00,  CP mode

                                                        66,726,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

GEORGIA - 4.8%

Albany Dougherty Payroll Dev.    $ 3,200,000           $ 3,200,000
Auth. Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.)
4.45%, VRDN (a)

Atlanta Arpt. Rev.                1,800,000             1,800,000
Participating VRDN Series PA
677 R, 4.38% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Bibb County Gen. Oblig.           8,760,000             8,760,000
Participating VRDN Series
CDC 00 A, 4.45% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(c)

Burke County Ind. Dev. Auth.
Poll. Cont. Rev. (Georgia
Pwr. Co. Plant Vogtle Proj.):

Second Series 1995, 4.35%,        4,200,000             4,200,000
VRDN (a)

Third Series 1995, 4.35%,         16,200,000            16,200,000
VRDN (a)

Canton Hsg. Auth.                 2,400,000             2,400,000
Multi-family Hsg. Rev.
(Canton Mill Loft Proj.)
Series 1999, 4.45%, LOC
First Union Nat'l. Bank,
North Carolina, VRDN (a)(b)

Clayton County Hsg. Auth.         5,500,000             5,500,000
Multi-family Hsg. Rev. (Hyde
Park Club Apts. Proj.)
Series 1997, 4.25%, LOC Key
Bank NA, VRDN (a)(b)

Columbia County Elderly Auth.     3,300,000             3,300,000
Residential Care Facilities
Rev. (Augusta Residential
Ctr. on Aging Proj.) 4.4%,
LOC Suntrust Bank, VRDN (a)

Crisp County Solid Waste          1,000,000             1,000,000
Mgmt. Auth. Rev. Series
1998, 4.45% (FSA Insured),
VRDN (a)(b)

Floyd County Dev. Auth. Rev.      2,000,000             2,000,000
(Berry College, Inc. Proj.)
Series 1999, 4.4%, LOC
Suntrust Bank, VRDN (a)

Fulton County Hsg. Auth.          3,295,000             3,295,000
Multi-family Hsg. Rev.
(Champions Green Apts.
Proj.) Series A, 4.25%, LOC
Southtrust Bank Alabama,
VRDN (a)

Macon-Bibb County Ind. Auth.      2,600,000             2,600,000
Dev. (Diamond Plastics Corp.
Proj.) Series 1999, 4.5%,
LOC Bank of America NA, VRDN
(a)(b)

Macon-Bibb County Hosp. Auth.     3,700,000             3,700,000
Rev. (Central Sr. Health,
Inc./Carlyle Proj.) 4.4%,
LOC Suntrust Bank, VRDN (a)

                                                        57,955,000

HAWAII - 0.2%

Honolulu City & County Gen.       2,250,000             2,250,000
Oblig. Series B, 4%, LOC
Landesbank Hessen-Thuringen,
VRDN (a)

IDAHO - 0.1%

Idaho Hsg. & Fin. Assoc.          1,500,000             1,500,000
Participating VRDN Series PT
247, 4.43% (Liquidity
Facility Banco Santander SA)
(a)(b)(c)

ILLINOIS - 6.5%

Chicago Arpt. Spl. Facilities     2,000,000             2,000,000
Rev. (Centerpoint O'Hare
Proj.) 4.35%, LOC Bank One
NA, Chicago, VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

ILLINOIS - CONTINUED

Chicago Board of Ed.             $ 11,100,000          $ 11,100,000
Participating VRDN Series BA
96 BB, 4.45% (Liquidity
Facility Bank of America NA)
(a)(c)

Chicago Gas Supply Rev. Rfdg.     6,500,000             6,500,000
(Peoples Gas Lt. & Coke Co.
Proj.) Series 2000 D, 4.4%,
VRDN (a)(b)

Chicago Gen. Oblig.               2,895,000             2,895,000
Participating VRDN Series PA
643 R, 4.38% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Chicago O'Hare Int'l. Arpt.
Rev.:

Participating VRDN Series         5,295,000             5,295,000
1999 X1, 4.43% (Liquidity
Facility Bank of America NA)
(a)(b)(c)

Series 1988 A, 4.1%, LOC          4,800,000             4,800,000
Bayerische Landesbank
Girozentrale, VRDN (a)(b)

City of Rolling Meadows Solid     2,880,000             2,880,000
Waste Disp. Rev. (BFI Waste
Sys. of North America Proj.)
Series 1999, 4.4%, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(b)

Illinois Dev. Fin. Auth.          2,300,000             2,300,000
Envir. Facilities Rev.
(Citizens Utils. Co. Proj.)
Series 1997, 4.8%, VRDN
(a)(b)

Illinois Dev. Fin. Auth.
Poll. Cont. Rev.:

(Illinois Pwr. Co. Proj.)         5,000,000             5,000,000
Series 1987 B, 4.5%, LOC
Morgan Guaranty Trust Co.,
NY, VRDN (a)(b)

Series A, 4.15% (MBIA             2,500,000             2,500,000
Insured), VRDN (a)(b)

Illinois Dev. Fin. Auth. Rev.:

(AMR Pooled Fing. Prog.)          3,185,000             3,185,000
Series 1999 B1, 4.35%,  LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)

(WBEZ Alliance, Inc. Proj.)       1,900,000             1,900,000
Series 1994, 4.25%,  LOC
Lasalle Bank NA, VRDN (a)

Illinois Reg'l. Trans. Auth.      6,100,000             6,100,000
Participating VRDN Series
SGB 10, 4.4% (Liquidity
Facility Societe Generale)
(a)(c)

Illinois Student Assistance       2,000,000             2,000,000
Commission Student Ln. Rev.
Series 1998 A, 4.2% (MBIA
Insured) (BPA Bank of
America NA), VRDN (a)(b)

Madison County Envir. Impt.
Rev.:

(Shell Wood River Proj.)          7,800,000             7,800,000
Series 1998 A, 4.55% (Shell
Oil Co. Guaranteed), VRDN
(a)(b)

Series 1997 A, 4.55% (Shell       11,200,000            11,200,000
Oil Co. Guaranteed), VRDN
(a)(b)

Saint Charles Ind. Dev. Rev.      1,300,000             1,300,000
(Pier 1 Imports-Midwest,
Inc. Proj.) Series 1986,
4.15%, LOC Bank One, Texas
NA, VRDN (a)(b)

                                                        78,755,000

INDIANA - 3.3%

Burns Hbr. Ind. Dev. Rev.         1,400,000             1,400,000
(J&F Steel Corp. Proj.)
4.45%,  LOC Societe
Generale, VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

INDIANA - CONTINUED

Elkhart County Econ. Dev.        $ 1,055,000           $ 1,055,000
Rev. (Burger Dairy Proj.)
4.85%, LOC Old Kent Bank,
Michigan, VRDN (a)(b)

Indiana Bond Bank TAN Series      5,455,000             5,474,045
2000 A2, 4.75% 1/18/01, LOC
Bank of America NA

Indiana Dev. Fin. Auth.           19,300,000            19,300,000
Envir. Rev. Rfdg. (PSI
Energy Proj.) Series 1998,
4.55%, LOC Morgan Guaranty
Trust Co., NY, VRDN (a)(b)

Petersburg Solid Waste Disp.      3,600,000             3,600,000
Rev. (Indianapolis Pwr. &
Lt. Co. Proj.) Series 1995
C, 4.45%, VRDN (a)(b)

Rockport Ind. Dev. Rev. (AK       5,000,000             5,000,000
Steel Corp. Proj.) Series
1999 A, 4.15%, LOC PNC Bank
NA, VRDN (a)(b)

Whiting Ind. Swr. & Solid         4,800,000             4,800,000
Waste Disp. Rev. Rfdg.
(Amoco Oil Co. Proj.) 4.55%
(Amoco Co. Guaranteed), VRDN
(a)(b)

                                                        40,629,045

IOWA - 0.2%

Iowa Fin. Auth. Ind. Dev.         2,000,000             2,000,000
Rev. (Grafco Industries
Proj.)  Series 1999, 4.55%,
LOC Bank of America NA, VRDN
(a)(b)

KANSAS - 0.5%

Butler County Solid Waste         6,100,000             6,100,000
Disp. & Cogeneration Rev.
(Texaco Refining & Mktg.
Proj.) Series 1996 B, 4.6%,
VRDN (a)(b)

KENTUCKY - 0.2%

Kentucky Eco Dev. Fin. Auth.      2,920,000             2,920,000
Indl. Bldg. Rev. (Republic
Svcs., Inc. Proj.) Series
2000, 4.35%, LOC Bank of
America NA, VRDN (a)(b)

LOUISIANA - 5.2%

Caddo Parish Indl. Dev. Board     2,500,000             2,500,000
Exempt Facilities Rev.
(Atlas Proj.) Series 1996 A,
4.45%, LOC Deutsche Bank
AG, VRDN (a)(b)

Calcasieu Parish Ind. Dev.        5,900,000             5,900,000
Board Envir. Rev. (Citgo
Petroleum Corp. Proj.)
Series 1994, 4.6%, LOC
Banque Nationale de Paris
(BNP), VRDN (a)(b)

Calcasieu Parish Pub. Trust       7,300,000             7,300,000
Auth. Solid Waste Disp. Rev.
 (PPG Industries, Inc.
Proj.) Series 1994, 4.45%,
VRDN (a)(b)

Lake Charles Hbr. & Term.         10,000,000            10,000,000
Rev. 4.45%, LOC Dexia Cr.
Local de France, VRDN (a)(b)

Lousiana Local Govt. Envir.       2,800,000             2,800,000
Facilities Cmnty. Dev. Auth.
Rev.
(Shreveport/Independence
Proj.) 4.5% (MBIA Insured),
VRDN (a)

Plaquemines Parish Envir.         2,000,000             2,000,000
Rev. Rfdg. (BP Exploration &
Oil, Inc. Proj.) Series
1995, 4.55%, VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

LOUISIANA - CONTINUED

Saint Charles Parish Poll.       $ 21,500,000          $ 21,500,000
Cont. Rev. (Shell Oil
Co.-Norco Proj.) Series
1991, 4.55%, VRDN (a)(b)

West Baton Rouge Parish Indl.     11,200,000            11,200,000
District #3 Rev. (Dow
Chemical Co. Proj.) Series
1995, 4.6%, VRDN (a)(b)

                                                        63,200,000

MAINE - 0.2%

Maine Hsg. Auth. Mtg.             2,295,000             2,295,000
Purchase Rev. Participating
VRDN Series 1999 P, 4.45%
(Liquidity Facility Bank of
America NA) (a)(b)(c)

MARYLAND - 2.3%

Baltimore Gen. Oblig. Rev.        1,000,000             1,000,000
Rfdg. Participating VRDN
Series SGA 20, 4.19%
(Liquidity Facility Societe
Generale) (a)(c)

Maryland Cmnty. Dev.              4,090,000             4,090,000
Administration Dept. Hsg. &
Cmnty. Dev. Participating
VRDN Series FRRI A66, 4.5%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(c)

Maryland Energy Fing. Admin       20,300,000            20,300,000
(Cimenteries CBR SA Proj.)
Series 2000, 4.55%, LOC
Deutsche Bank AG, VRDN (a)(b)

Montgomery County Hsg.            2,400,000             2,400,000
Opportunity Commission Hsg.
Rev. (Draper Lane
Arpartments Proj.) 4.1%
(FGIC Insured), VRDN (a)(b)

                                                        27,790,000

MICHIGAN - 1.9%

Michigan Hsg. Dev. Auth.
Single Family Mtg. Rev.:

Series 1999 B2, 4.3% (MBIA        2,450,000             2,450,000
Insured), VRDN (a)(b)

Series 2000 A, 4.2% (MBIA         4,500,000             4,500,000
Insured), VRDN (a)

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          2,600,000             2,603,784

Series B2, 4.25% 8/25/00, LOC     3,400,000             3,405,178
Morgan Guaranty Trust Co., NY

Michigan Strategic Fund Ltd.      1,265,000             1,265,000
Oblig. Rev. (Mans Proj.)
Series 1998, 4.5%, LOC
Comerica Bank, Detroit, VRDN
(a)(b)

Michigan Strategic Fund Poll.     5,300,000             5,300,000
Cont. Rev. (Gen. Motors
Corp. Proj.) Series 1988 A,
4.2%, VRDN (a)

Royal Oak Hosp. Fin. Auth.        3,600,000             3,600,000
Rev. (William Beaumont Hosp.
Proj.) Series 1997 L, 4.35%,
VRDN (a)

                                                        23,123,962

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

MINNESOTA - 0.9%

Becker Poll. Cont. Rev. Rfdg.    $ 8,600,000           $ 8,600,000
(Northern States Pwr. Co.-
Sherco 1 & 2 Proj.) Series
2000 A, 4.1%, VRDN (a)

Plymouth Multi-family Hsg.        2,265,000             2,265,000
Rev. Rfdg. (At the Lakes
Apts. Proj.) Series 1997 A,
4.35% (Fannie Mae
Guaranteed), VRDN (a)(b)

                                                        10,865,000

MISSISSIPPI - 1.7%

Jackson County Indl. Sewage       8,250,000             8,250,000
Facilities Rev. (Chevron
U.S.A, Inc. Proj.) Series
1994, 4.55%, VRDN (a)(b)

Mississippi Bus. Fin. Corp.       7,000,000             7,000,000
Solid Waste Disp. Rev.
(Choctaw Generation Ltd.
Proj.) Series 1998, 4.15%,
LOC Chase Manhattan Bank,
VRDN (a)(b)

Mississippi Gen. Oblig.           5,055,000             5,055,000
Participating VRDN Series PA
573, 4.38% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

                                                        20,305,000

MISSOURI - 0.3%

Missouri Hsg. Dev. Commission     3,640,000             3,640,000
Mtg. Rev. Participating VRDN
Series PA 157, 4.43%
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (a)(b)(c)

NEVADA - 4.5%

Clark County School District      4,995,000             4,995,000
Participating VRDN  Series
MSDW 00 311, 4.4% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

Clark County Spl. Facilities      1,000,000             1,000,000
Arpt. Sys. Rev. Series 1998
B, 4.1% (MBIA Insured), VRDN
(a)(b)

Nevada Hsg. Division (Oakmont     7,335,000             7,335,000
Apt. Fort Apache Road Proj.)
Series 1996 A, 4.45%, LOC
UBS AG, VRDN (a)(b)

Washoe County Gas Facilities      40,800,000            40,800,000
Rev. (Sierra Pacific Pwr.
Co. Proj.) Series 1990,
4.55%, LOC UBS AG, VRDN
(a)(b)

                                                        54,130,000

NEW HAMPSHIRE - 0.4%

New Hampshire Bus. Fin. Auth.     1,350,000             1,350,000
Poll. Cont. Rev. Bonds  (New
England Pwr. Co. Proj.)
Series 1990 A, 4.3% tender
9/22/00, CP mode (b)

New Hampshire Hsg. Fin. Auth.     3,025,000             3,025,000
Multi-family Hsg. Rev. Rfdg.
(Nashua-Oxford Proj.) Series
1990, 4.5% (Continental
Casualty Co. Guaranteed),
VRDN (a)

                                                        4,375,000

NEW MEXICO - 0.3%

Albuquerque Gen. Oblig. Bonds     3,105,000             3,107,103
Series C, 4.5% 7/1/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

NEW YORK - 5.7%

New York City Muni. Wtr. Fin.    $ 14,320,000          $ 14,320,000
Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN Series PA
441, 4.35% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

New York City Transitional
Fin. Auth. Rev.
Participating VRDN:

Series FRRI 99 A46, 4.4%          25,000,000            25,000,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Series FRRI 99 A48, 4.4%          2,800,000             2,800,000
(Liquidity Facility Bank of
New York NA) (a)(c)

New York State Dorm. Auth.        14,495,000            14,495,000
Revs. Participating VRDN
Series PT 1229, 4.35%
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (a)(c)

New York State Energy             5,300,000             5,300,000
Research & Dev. Auth. Poll.
Cont. Rev. (Niagara Mohawk
Pwr. Corp. Proj.) Series
1985 C, 4.35%, VRDN (a)

New York State Mtg. Agcy.         7,745,000             7,745,000
Participating VRDN Series
Merlots 97 J, 4.3%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)(c)

                                                        69,660,000

NORTH CAROLINA - 0.3%

Cleveland County Ind.             3,300,000             3,300,000
Facilities & Poll. Cont.
Fin. Auth. Solid Waste Disp.
Rev. (PPG Ind. Proj.) 4.45%,
VRDN (a)(b)

OHIO - 3.7%

Cincinnati Student Ln. Fdg.       9,300,000             9,300,000
Corp. Student Ln. Rev.
Series 1998 A2, 4.15% (BPA
Bank of America NA), VRDN
(a)(b)

Cuyahoga County Hosp. Rev.        10,000,000            10,000,000
(Univ. Hosp. Health Sys.
Proj.) Series 1999 C, 4.35%
(AMBAC Insured), VRDN (a)

Medina County Hsg. Rev. (The      2,900,000             2,900,000
Oaks at Medina Proj.)
Series B, 4.39%, LOC Bank
One NA, VRDN (a)

Ohio Air Quality Dev. Auth.       5,000,000             5,000,000
Rev. Series 1994 B, 4.05%,
LOC Societe Generale, VRDN
(a)(b)

Ohio Hsg. Fin. Agcy. Mtg.
Rev. Participating VRDN:

Series 1999 A, 4.43%              2,870,000             2,870,000
(Liquidity Facility Caisse
des Depots  et
Consignations) (a)(b)(c)

Series 1999 Q, 4.45%              7,400,000             7,400,000
(Liquidity Facility Bank of
America NA) (a)(c)

Series PT 241, 4.43%              1,700,000             1,700,000
(Liquidity Facility
Bayerische  Hypo-und
Vereinsbank AG) (a)(b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Hsg. Fin. Agcy. Single      $ 3,800,000           $ 3,800,000
Family Mtg. Participating
VRDN Series FRRI 14, 4.5%
(Liquidity Facility Bank of
New York NA) (a)(b)(c)

Summit County Indl. Dev. Rev.     1,350,000             1,350,000
(SGS Tool Co. Proj.) Series
B, 4.4%, LOC Nat'l. City
Bank, VRDN (a)(b)

                                                        44,320,000

OKLAHOMA - 0.3%

Oklahoma Hsg. Fin. Auth.          1,050,000             1,050,000
Single Family Rev.
Participating VRDN Series LB
99 A5, 4.5% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)(c)

Southeastern Oklahoma Ind.        2,100,000             2,100,000
Auth. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.)
4.5%, VRDN (a)(b)

                                                        3,150,000

OREGON - 0.2%

Oregon Health Hsg. Edl. &         2,100,000             2,100,000
Cultural Facilities Auth.
(Hillside Manor Proj.)
Series 2000 A, 4.4%,  LOC
Bank One, Arizona NA, VRDN
(a)

PENNSYLVANIA - 5.7%

Allegheny County Ind. Dev.
Auth. Rev.:

(Union Elec. Steel Co. Proj.)     1,000,000             1,000,000
Series 1996 A, 4.5%,  LOC
PNC Bank NA, VRDN (a)(b)

Rfdg. (Duquesne Lt. Co.           3,600,000             3,600,000
Proj.) Series 1999 A, 4.25%
(AMBAC Insured), VRDN (a)

Berks County Ind. Dev. Auth.      2,200,000             2,200,000
Ind. Dev. Rev. Bonds
(Citizens Utils. Co. Proj.)
Series 1996, 4.1% tender
6/13/00, CP mode (b)

Dauphin County Gen. Auth.         2,400,000             2,400,000
Rev. (School District Pooled
Fing. Prog.) 4.2% (AMBAC
Insured) (BPA Bank of Nova
Scotia) (BPA Commerzbank
AG), VRDN (a)

New Garden Gen. Auth. Muni.       3,200,000             3,200,000
Rev. (Muni. Pooled Fing.
Prog.) Series 1999, 4.2%
(AMBAC Insured), VRDN (a)

Northumberland County Ind.        2,100,000             2,100,000
Dev. Auth. Rev. (Foster
Wheeler Mount Carmel, Inc.)
Series 1987 A, 4.4%, LOC UBS
AG, VRDN (a)(b)

Pennsylvania Econ. Dev. Fing.     900,000               900,000
Auth. Ind. Dev. Rev.  Series
1997 B2, 4.5%, LOC PNC Bank
NA, VRDN (a)(b)

Pennsylvania Higher Ed.
Assistance Agcy. Student Ln.
Rev.:

Series 1988 C, 4.1%, LOC          6,000,000             6,000,000
Student Ln. Marketing
Assoc., VRDN (a)(b)

Series 1988 E, 4.1%, LOC          23,850,000            23,850,000
Student Ln. Marketing
Assoc., VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia Arpt. Rev.          $ 8,115,000           $ 8,115,000
Participating VRDN Series SG
118, 4.4% (Liquidity
Facility Societe Generale)
(a)(b)(c)

Philadelphia School District      800,000               800,000
Participating VRDN Series PA
151, 4.35% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Quakertown Hosp. Auth. Hosp.      8,300,000             8,300,000
Rev. (Pooled Fing. Prog.)
Series 1985 A, 4.15%, LOC
PNC Bank NA, VRDN (a)

South Fork Muni. Auth. Hosp.      6,800,000             6,800,000
Rev. (Conemaugh Health Ctr.
Proj.) Series A, 4.35% (MBIA
Insured), VRDN (a)

                                                        69,265,000

SOUTH CAROLINA - 2.6%

Berkeley County Poll. Cont.       3,900,000             3,900,000
Facilities Rev. (Alumax,
Inc. Proj.) 4.4% (Alcoa,
Inc. Guaranteed), VRDN (a)

South Carolina Hsg. Fin. &        2,200,000             2,200,000
Hsg. Dev. Auth. Multi-family
Rev. Rfdg. (Richland Oxford
Proj.) Series 1990 C, 4.5%
(Continental Casualty Co.
Guaranteed), VRDN (a)

South Carolina Port Auth.         7,700,000             7,700,000
Rev. Series 1998 B, 4.4%
(FSA Insured), VRDN (a)(b)

South Carolina Pub. Svc.          6,500,000             6,500,000
Auth. Rev. Participating
VRDN  Series Merlots 00 L,
4.5% (Liquidity Facility
First Union Nat'l. Bank,
North Carolina) (a)(c)

South Carolina Trans.             11,415,000            11,415,000
Infrastructure Bank Rev.
Participating VRDN Series PA
545R, 4.38% (Liquidity
Facility Merrill  Lynch &
Co., Inc.) (a)(c)

                                                        31,715,000

SOUTH DAKOTA - 0.0%

South Dakota Hsg. Dev. Auth.      215,000               215,000
Series 1997 E, 4.6%, VRDN
(a)(b)

TENNESSEE - 1.8%

Chattanooga Health Ed. & Hsg.     3,300,000             3,300,000
(McCallie School Proj.)
Series 1998, 4.35%, LOC
Suntrust Bank, VRDN (a)

Chattanooga Ind. Dev. Board       4,000,000             4,000,000
Ind. Rev. (Southern Foundry
Supply Proj.) Series 1996,
4.45%, LOC Suntrust Bank,
VRDN (a)(b)

McMinn County Ind. Dev. Board     2,500,000             2,500,000
Solid Waste Disp.
Facilities Rev. (Bowater,
Inc. Proj.) Series 1999,
4.45%,  LOC Wachovia Bank
NA, VRDN (a)(b)

Memphis-Shelby County Arpt.       3,000,000             3,000,000
Auth. Arpt. Rev.
Participating VRDN Series
Merlots 00 C, 4.55%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)(c)

Montgomery County Pub. Bldg.      3,000,000             3,000,000
Auth. Pooled Fing. Rev.
(Tennessee County Ln. Pool
Prog.) Series 1997, 4.4%,
LOC Bank of America NA, VRDN
(a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

TENNESSEE - CONTINUED

Shelby County Gen. Oblig.        $ 3,500,000           $ 3,500,000
Series 1999 A, 4.3% 7/7/00,
CP

Tusculum Health Ed. & Hsg.        3,000,000             3,000,000
Facilities Rev. (Tusculum
College Proj.) Series 1998,
4.4%, LOC Suntrust Bank,
VRDN (a)

                                                        22,300,000

TEXAS - 26.4%

Austin Gen. Oblig.                3,500,000             3,500,000
Participating VRDN Series
1999 2, 4.4% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(c)

Austin Independent School         4,200,000             4,200,000
District Variable Rate TRAN
Series 1999, 4.608% 8/31/00
(a)(d)

Bexar County Health               6,825,000             6,825,000
Facilities Dev. Corp. Rev.
(Warm Springs Rehabilitation
Proj.) Series 1997, 4.5%,
LOC Chase Bank of Texas NA,
VRDN (a)

Bexar County Hsg. Fin. Auth.      3,000,000             3,000,000
Multi-family Rev.
(Fountainhead Apts. Proj.)
4.1% (Fannie Mae
Guaranteed), VRDN (a)

Brazos River Auth. Poll.
Cont. Rev. (Texas Utils.
Elec. Co. Proj.):

Series 1996 C, 4.55% (AMBAC       17,800,000            17,800,000
Insured) (BPA Bank of  New
York NA), VRDN (a)(b)

Series 1997 C, 4.55% (MBIA        16,445,000            16,445,000
Insured) (BPA Bank of  New
York NA), VRDN (a)(b)

Brazos River Hbr. Navigation
District of Brazoria County
Rev. (Dow Chemical Co. Proj.):

Series 1992 A, 4.6%, VRDN         3,800,000             3,800,000
(a)(b)

Series 1996, 4.6%, VRDN (a)(b)    4,300,000             4,300,000

Series 1999, 4.6%, VRDN (a)(b)    9,400,000             9,400,000

Series 2000, 4.6%, VRDN (a)(b)    9,600,000             9,600,000

Calhoun County Solid Waste        1,400,000             1,400,000
Disp. Rev. (Fomosa Plastics
Corp. Proj.) Series 2000,
4.55%, LOC Bank of America
NA, VRDN (a)(b)

Greater East Texas Higher Ed.     2,000,000             2,000,000
Auth. Student Ln. Rev. Bonds
Series 1995 A, 4.5%, tender
5/1/01, LOC Student Ln.
Marketing Assoc. (b)

Gulf Coast Ind. Dev. Auth.
Solid Waste Disp. Rev.
(Citgo Petroleum Corp. Proj.):

Series 1995, 4.6%, LOC Bank       2,000,000             2,000,000
of America NA, VRDN (a)(b)

4.6%, LOC Wachovia Bank NA,       4,100,000             4,100,000
VRDN (a)(b)

Gulf Coast Indl. Dev. Auth.       25,900,000            25,900,000
Marine Term. (Amoco Oil Co.
Proj.) Series 1993, 4.55%,
VRDN (a)(b)

Gulf Coast Waste Disp. Auth.      3,000,000             3,000,000
Envir. Impt. Rev. (Amoco Oil
Co. Proj.) Series 1998,
4.55%, VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

TEXAS - CONTINUED

Gulf Coast Waste Disp. Auth.
Poll. Cont. Rev. (Air
Products Proj.):

Series 1999, 4.15%, LOC Bank     $ 3,700,000           $ 3,700,000
One NA, Chicago, VRDN (a)(b)

Series 2000, 4.15%, LOC Bank      2,400,000             2,400,000
One NA, VRDN (a)(b)

Harris County Cultural Ed.        3,500,000             3,500,000
Facilities Fin. Corp. Rev.
(Houston Music Hall-Hobby
Ctr. Proj.) Series 1999,
4.5%, LOC Chase Bank of
Texas NA, VRDN (a)

Harris County Health              7,200,000             7,200,000
Facilities Dev. Corp. Hosp.
Rev. (Methodist Hosp. Proj.)
Series 1994, 4.35%, VRDN (a)

Harris County Health              2,900,000             2,900,000
Facilities Dev. Corp. Rev.
(Saint Lukes Hosp. Proj.)
Series A, 4.4%, VRDN (a)

Harris County Health              2,100,000             2,100,000
Facilities Dev. Corp. Spl.
Facilities Rev. (Texas Med.
Ctr. Proj.) Series 1999 B,
4.5% (FSA Insured), VRDN (a)

Houston Gen. Oblig.:

Participating VRDN Series SGA     2,100,000             2,100,000
28, 4.19% (Liquidity
Facility Societe Generale)
(a)(c)

TRAN Series 1999, 4.25%           5,200,000             5,201,939
6/30/00

Houston Wtr. & Swr. Sys. Rev.     6,840,000             6,840,000
Rfdg. Participating VRDN
Series SGB 24, 4.4%
(Liquidity Facility Societe
Generale) (a)(c)

Hunt County Indl. Dev. Corp.      5,000,000             5,000,000
(Trico Industries, Inc.
Proj.)  Series 1987, 4%, LOC
ABN-AMRO Bank NV, VRDN (a)

Lower Colorado River Auth.        6,410,000             6,410,000
Tax Rev. Participating VRDN
Series PA 590R, 4.38%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Midlothian Ind. Dev. Corp.        2,000,000             2,000,000
Poll. Cont. Rev. (Box-Crow
Cement Proj.) 4.05%, LOC UBS
AG, VRDN (a)

Midlothian Indl. Dev. Corp.       6,200,000             6,200,000
Envir. Facilities Rev.
(Holnam Texas LP Proj.)
Series 1999, 4.1%, LOC Bank
One NA, Michigan, VRDN (a)(b)

Mineral Wells Ind. Dev. Corp.     7,200,000             7,200,000
Rev. (Ameron Int'l. Corp.
Proj.) 4.35%, LOC Bank One,
Illinois NA, VRDN (a)(b)

North Texas Higher Ed. Auth.      11,900,000            11,900,000
Student Ln. Rev. Series C,
4.1% (AMBAC Insured) (BPA
Student Ln. Marketing
Assoc.), VRDN (a)(b)

Port Arthur Navigation            4,200,000             4,200,000
District Poll. Cont. Rev.
(Texaco, Inc. Proj.) Series
1994, 4.35%, VRDN (a)

Port Corpus Christi Ind. Dev.     2,700,000             2,700,000
Corp. Solid Waste Disp. Rev.
(Coastal Refining &
Marketing Proj.) 4.15%, LOC
Banque Nationale de Paris
(BNP), VRDN (a)(b)

Sabine River Auth. Poll.          49,625,000            49,625,000
Cont. Rev. Rfdg. (Texas
Utils. Elec. Co. Proj.)
Series 1997 A, 4.15% (MBIA
Insured), VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

TEXAS - CONTINUED

San Antonio Elec. & Gas Rev.     $ 5,600,000           $ 5,600,000
Participating VRDN Series SG
101, 4.38% (Liquidity
Facility Societe Generale)
(a)(c)

Texas Gen. Oblig.:

Participating VRDN Series PA      7,600,000             7,600,000
631R, 4.43% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)

TRAN Series 1999 A, 4.5%          52,400,000            52,477,640
8/31/00

Trinity River Auth. Poll.         3,260,000             3,260,000
Cont. Rev. (Texas Utils.
Elec. Co. Proj.) Series 1997
A, 4.15% (MBIA Insured),
VRDN (a)(b)

West Side Calhoun County          2,600,000             2,600,000
Navigation District Sewage
Solid Waste Disp. Rev. (BP
Chemicals, Inc. Proj.)
Series 1996, 4.55% (British
Petroleum Co. PLC
Guaranteed), VRDN (a)(b)

                                                        319,984,579

UTAH - 0.7%

Intermountain Pwr. Agcy.          2,000,000             2,000,000
Ctfs. of Prtn. Rfdg.
Participating VRDN Series
96C4402 Class A, 4.4%
(Liquidity Facility Citibank
NA, New York) (a)(c)

Intermountain Pwr. Agcy. Pwr.     1,000,000             1,000,000
Supply Rev. Series 1998 B5,
4.5% 8/22/00, CP

Provo City Hsg. Rev.              1,300,000             1,300,000
(Branbury Park Proj.) Series
1987 B, 4.49%, LOC Bank One,
Arizona NA, VRDN (a)(b)

Salt Lake County Poll. Cont.      1,800,000             1,800,000
Rev. Rfdg. (Svc. Station
Hldgs. Proj.) Series B,
4.3%, VRDN (a)

Utah Gen. Oblig.                  2,100,000             2,100,000
Participating VRDN Series
MSDW 98 62, 4.4% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

                                                        8,200,000

VIRGINIA - 6.5%

Dinwiddie County Ind. Dev.        36,700,000            36,700,000
Auth. Rev. (Chaparral Steel
Proj.) Series 1998 A, 4.55%,
LOC Bank of America NA, VRDN
(a)(b)

King George County Ind. Dev.      2,300,000             2,300,000
Auth. Exempt Facilities Rev.
(Birchwood Pwr. Partners
Proj.) Series 1996 A, 4.55%,
 LOC Cr. Swiss First Boston
Bank, VRDN (a)(b)

Newport News Gen. Oblig. BAN      1,700,000             1,700,238
4.5% 6/15/00

Richmond Gen. Oblig. Series       15,550,000            15,550,000
B, 4.2%, VRDN (a)

Richmond Pub. Util. Rev.          13,500,000            13,500,000
Series 1998 A, 4.45%, VRDN
(a)

Virginia Commonwealth Trans.      2,600,000             2,600,000
Board Trans. Rev.
Participating VRDN Series SG
134, 4.82% (Liquidity
Facility Societe Generale)
(a)(c)

Virginia Pub. School Auth.        7,000,000             7,000,000
Participating VRDN Series
Putters 139, 4.4% (Liquidity
Facility J.P. Morgan & Co.,
Inc.) (a)(c)

                                                        79,350,238

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

WASHINGTON - 2.0%

Chelan County Pub. Util.         $ 2,400,000           $ 2,400,000
District #1 Rev.
Participating VRDN Series
Merlots 00 R, 4.55%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)(c)

Pierce County Econ. Dev.          1,500,000             1,500,000
Corp. Rev. (K&M Hldgs. II
Proj.) Series 1997, 4.7%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(b)

Port Seattle Gen. Oblig.          5,000,000             5,000,000
Series 1997, 4.45%, LOC
Canadian Imperial Bank of
Commerce, VRDN (a)(b)

Washington Econ. Dev. Fin.        1,865,000             1,865,000
Auth. Rev. (Ferry Brothers,
Inc. Proj.) 4.35%, LOC Key
Bank NA, VRDN (a)(b)

Washington Gen. Oblig.
Participating VRDN:

Series RobIns 6, 4.45%            3,195,000             3,195,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Series SGA 34, 4.19%              5,080,000             5,080,000
(Liquidity Facility Societe
Generale) (a)(c)

Washington Hsg. Fin.              890,000               890,000
Commission Participating
VRDN  Series Merlots 97 D,
4.35% (Liquidity Facility
First Union Nat'l. Bank,
North Carolina) (a)(b)(c)

Washington Motor Vehicle Fuel     4,015,000             4,015,000
Tax Participating VRDN
Series 964701, 4.4%
(Liquidity Facility Citibank
NA,  New York) (a)(c)

                                                        23,945,000

WISCONSIN - 0.5%

Wisconsin Hsg. & Econ. Dev.       6,120,000             6,120,000
Auth. Single Family Rev.
Participating VRDN Series PT
324, 4.45% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)

TOTAL INVESTMENT PORTFOLIO -                            1,231,840,927
101.7%

NET OTHER ASSETS - (1.7)%                                (20,872,401)

NET ASSETS - 100%                                     $ 1,210,968,526

Total Cost for Income Tax Purposes                    $ 1,231,840,927

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                     ACQUISITION DATE  COST

Austin Independent School    9/17/99           $ 4,200,000
District Variable Rate TRAN
Series 1999, 4.608% 8/31/00

INCOME TAX INFORMATION

At May 31, 2000, the fund had a capital loss carryforward of approximately $5,000 of which $4,000 and $1,000 will expire on May 31, 2005 and 2007, respectively.

During the fiscal year ended May 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 45.58% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                               MAY 31, 2000

ASSETS

Investment in securities, at                $ 1,231,840,927
value -  See accompanying
schedule

Receivable for investments                   14,241,228
sold

Interest receivable                          10,136,843

Prepaid expenses                             26,947

 TOTAL ASSETS                                1,256,245,945

LIABILITIES

Payable to custodian bank      $ 643,380

Payable for investments         39,795,270
purchased

Distributions payable           4,838,769

 TOTAL LIABILITIES                           45,277,419

NET ASSETS                                  $ 1,210,968,526

Net Assets consist of:

Paid in capital                             $ 1,211,005,920

Accumulated undistributed net                (37,615)
realized gain (loss)  on
investments

Unrealized gain from                         221
accretion of discount

NET ASSETS, for 1,211,005,506               $ 1,210,968,526
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($1,210,968,526
(divided by) 1,211,005,506
shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED MAY 31, 2000

INTEREST INCOME                          $ 48,166,746

EXPENSES

Non-interested trustees'      $ 3,785
compensation

Custodian fees and expenses    61,846

Audit                          22,194

Legal                          146

Insurance                      25,658

 Total expenses before         113,629
reductions

 Expense reductions            (61,846)   51,783

NET INTEREST INCOME                       48,114,963

REALIZED AND UNREALIZED GAIN              (319)
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                221
unrealized gain from
accretion  of discount

NET GAIN (LOSS)                           (98)

NET INCREASE (DECREASE) IN               $ 48,114,865
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED MAY 31, 2000  YEAR ENDED MAY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 48,114,963             $ 23,459,786

 Net realized gain (loss)         (319)                    (15,129)

 Increase (decrease) in net       221                      -
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       48,114,865               23,444,657
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (48,114,963)             (23,459,786)
from net interest income

Share transactions at net         12,086,540,118           7,213,677,207
asset value of $1.00 per
share Proceeds from sales of
shares

 Cost of shares redeemed          (11,721,480,490)         (6,496,104,706)

 NET INCREASE (DECREASE) IN       365,059,628              717,572,501
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       365,059,530              717,557,372
IN NET ASSETS

NET ASSETS

 Beginning of period              845,908,996              128,351,624

 End of period                   $ 1,210,968,526          $ 845,908,996


FINANCIAL HIGHLIGHTS

YEARS ENDED MAY 31,              2000         1999       1998       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000    $ 1.000    $ 1.000
period

Income from Investment            .037         .033       .037       .012
Operations Net interest
income

Less Distributions

From net interest income          (.037)       (.033)     (.037)     (.012)

Net asset value, end of period   $ 1.000      $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 3.74%        3.35%      3.78%      1.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,210,969  $ 845,909  $ 128,352  $ 276,577
(000 omitted)

Ratio of expenses to average      .0087%       .0095%     .0203%     .0245% A
net assets

Ratio of expenses to average      .0040% E     .0071% E   .0175% E   .0245% A
net assets after expense
reductions

Ratio of net interest income      3.69%        3.12%      3.72%      3.59% A
to  average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1997.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Municipal Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Effective July 18, 2000, Municipal Central Cash Fund will change its name to Fidelity Municipal Cash Central Fund. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,200,000 or 0.3% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR, receives a monthly

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the the Securities and Exchange Commission, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $46,194 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

4. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $61,846 under this arrangement.

5. BENEFICIAL INTEREST.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Revere Street Trust and the Shareholders of Municipal Central Cash Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Central Cash Fund (a fund of Fidelity Revere Street Trust) at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Municipal Central Cash Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 30, 2000


FIDELITY CASH CENTRAL FUND
(FORMERLY TAXABLE CENTRAL CASH FUND)

ANNUAL REPORT
MAY 31, 2000


INVESTMENTS MAY 31, 2000

Showing Percentage of Net Assets



U.S. TREASURY OBLIGATIONS -
14.3%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

U.S. TREASURY BILLS - 8.6%

 8/3/00                           5.86%                       $ 100,500,000                     $ 99,484,268

 8/3/00                           5.87                         100,000,000                       98,988,500

 8/3/00                           5.90                         300,000,000                       296,949,750

 8/3/00                           5.93                         200,000,000                       197,956,000

 8/10/00                          5.91                         150,000,000                       148,325,833

 8/10/00                          5.92                         153,000,000                       151,289,375

 8/10/00                          5.96                         265,000,000                       261,972,742

 11/9/00                          5.47                         100,000,000                       97,683,389

 11/16/00                         6.41                         220,000,000                       213,624,400

 11/16/00                         6.42                         350,000,000                       339,840,667

 11/16/00                         6.45                         35,000,000                        33,979,077

 1/4/01                           6.09                         60,000,000                        57,922,150

 1/4/01                           6.26                         50,000,000                        48,217,285

                                                                                                 2,046,233,436

U.S. TREASURY NOTES - 5.7%

 7/31/00                          5.27                         50,000,000                        50,059,730

 7/31/00                          5.80                         275,000,000                       275,082,784

 8/15/00                          5.34                         89,000,000                        89,093,961

 8/15/00                          5.87                         100,000,000                       100,000,000

 8/15/00                          6.06                         100,000,000                       99,969,363

 8/31/00                          5.42                         25,000,000                        24,974,766

 8/31/00                          5.93                         100,000,000                       99,760,200

 8/31/00                          5.95                         100,000,000                       99,757,378

 9/30/00                          5.43                         25,000,000                        24,916,957

 11/30/00                         6.15                         93,000,000                        92,251,146

 1/31/01                          6.29                         100,000,000                       98,803,922

 1/31/01                          6.61                         150,000,000                       147,783,430

 2/15/01                          6.50                         50,000,000                        47,776,541

 2/15/01                          6.71                         123,472,000                       117,793,172

                                                                                                 1,368,023,350

TOTAL U.S. TREASURY                                                                              3,414,256,786
OBLIGATIONS

TIME DEPOSITS - 14.7%



Banque Nationale de Paris (BNP)

 6/1/00                           6.81                         700,000,000                       700,000,000

Fifth Third Bank, Cincinnati

 6/1/00                           6.81                         200,000,000                       200,000,000

TIME DEPOSITS - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Halifax PLC

 6/1/00                           6.81%                       $ 400,000,000                     $ 400,000,000

Norwest Corp.

 6/1/00                           6.81                         1,200,000,000                     1,200,000,000

UBS AG

 6/1/00                           6.81                         1,000,000,000                     1,000,000,000

TOTAL TIME DEPOSITS                                                                              3,500,000,000



REPURCHASE AGREEMENTS - 70.2%

                               MATURITY AMOUNT

In a joint trading account:

(U.S. Government Obligations)  $ 6,759,206,868                     6,757,975,000
dated 5/31/00 due 6/1/00 At
6.56%

(U.S. Treasury Obligations)
dated:

5/25/00 due 8/23/00 At 6.45%    254,031,250                        250,000,000

5/31/00 due 6/1/00 At 6.39%     9,768,491,692                      9,766,757,000

TOTAL REPURCHASE AGREEMENTS                                        16,774,732,000

TOTAL INVESTMENT PORTFOLIO -                                       23,688,988,786
99.2%

NET OTHER ASSETS - 0.8%                                               197,954,243

NET ASSETS - 100%                                                $ 23,886,943,029

Total Cost for Income Tax Purposes                               $ 23,688,988,786


INCOME TAX INFORMATION

At May 31, 2000, the fund had a capital loss carryforward of approximately $1,833,000 all of which will expire on May 31, 2008.

A total of 33.22% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                                 MAY 31, 2000

ASSETS

Investment in securities, at                 $ 23,688,988,786
value (including  repurchase
agreements of
$16,774,732,000) -  See
accompanying schedule

Receivable for investments                    301,121,417
sold

Interest receivable                           22,624,396

Prepaid expenses                              74,351

 TOTAL ASSETS                                 24,012,808,950

LIABILITIES

Payable to custodian bank      $ 162

Distributions payable           125,818,861

Other payables and accrued      46,898
expenses

 TOTAL LIABILITIES                            125,865,921

NET ASSETS                                   $ 23,886,943,029

Net Assets consist of:

Paid in capital                              $ 23,885,873,435

Accumulated net realized gain                 1,069,594
(loss) on investments

NET ASSETS, for                              $ 23,886,943,029
23,883,939,010 shares
outstanding

NET ASSET VALUE, offering                     $1.00
price and redemption price
per share ($23,886,943,029
(divided by) 23,883,939,010
shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED MAY 31, 2000

INTEREST INCOME                         $ 1,231,031,649

EXPENSES

Non-interested trustees'      $ 67,025
compensation

Custodian fees and expenses    97,347

Audit                          27,336

Legal                          38,914

Insurance                      165,680

 TOTAL EXPENSES                          396,302

NET INTEREST INCOME                      1,230,635,347

NET REALIZED GAIN (LOSS) ON              (1,562,077)
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 1,229,073,270
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED MAY 31, 2000  YEAR ENDED MAY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,230,635,347          $ 1,087,598,185

 Net realized gain (loss)         (1,562,077)              2,731,401

 NET INCREASE (DECREASE) IN       1,229,073,270            1,090,329,586
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,230,635,347)          (1,087,598,185)
from net interest income

Share transactions at net         166,180,212,247          118,148,227,043
asset value of $1.00 per
share Proceeds from sales of
shares

 Cost of shares redeemed          (164,377,383,075)        (112,075,443,780)

 NET INCREASE (DECREASE) IN       1,802,829,172            6,072,783,263
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,801,267,095            6,075,514,664
IN NET ASSETS

NET ASSETS

 Beginning of period              22,085,675,934           16,010,161,270

 End of period                   $ 23,886,943,029         $ 22,085,675,934


FINANCIAL HIGHLIGHTS

YEARS ENDED MAY 31,              2000          1999          1998          1997 C

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000       $ 1.000       $ 1.000       $ 1.000
of period

Income from Investment            .054          .051          .056          .033
Operations Net interest
income

Less Distributions

From net interest income          (.054)        (.051)        (.056)        (.033)

Net asset value, end of period   $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                    5.50%         5.19%         5.74%         3.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,886,943  $ 22,085,676  $ 16,010,161  $ 17,438,066
(000 omitted)

Ratio of expenses to average      .0017%        .0016%        .0016%        .0008% A
net assets

Ratio of net interest income      5.38%         5.04%         5.58%         5.45% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C FOR THE PERIOD OCTOBER 21, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Taxable Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Effective July 18, 2000, Taxable Central Cash Fund will change its name to Fidelity Cash Central Fund. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM) are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase

3. JOINT TRADING ACCOUNT - CONTINUED

agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED MAY 25, 2000 DUE AUGUST 23, 2000                      6.45%
Number of dealers or banks                                  1

Maximum amount with one                                     100%
dealer or bank

Aggregate principal amount of                               $500,000,000
agreements

Aggregate maturity amount of                                $508,062,500
agreements

Aggregate market value of                                   $510,548,767
transferred assets

Coupon rates of transferred                                 5.87% to 11.63%
assets

Maturity dates of transferred                               5/15/01 to 11/15/09
assets

DATED MAY 31, 2000, DUE JUNE 1, 2000                        6.39%
Number of dealers or banks                                  12

Maximum amount with one                                     18.8%
dealer or bank

Aggregate principal amount of                               $12,594,748,000
agreements

Aggregate maturity amount of                                $12,596,984,976
agreements

Aggregate market value of                                   $12,870,315,977
transferred assets

Coupon rates of transferred                                 4% to 14.25%
assets

Maturity dates of transferred                               6/30/00 to 5/15/30
assets

DATED MAY 31, 2000 DUE JUNE 1, 2000                         6.56%
Number of dealers or banks                                  12

Maximum amount with one                                     15.3%
dealer or bank

Aggregate principal amount of                               $8,414,000,000
agreements

Aggregate maturity amount of                                $8,415,533,735
agreements

Aggregate market value of                                   $8,582,777,915
transferred assets

Coupon rates of transferred                                 0% to 17%
assets

Maturity dates of transferred                               6/1/00 to 11/1/37
assets


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $127,459 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $19,018,793. The weighted average interest rate was 5.81%. Interest earned from the interfund lending program amounted to $843,653 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. BENEFICIAL INTEREST.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Revere Street Trust and the Shareholders of Taxable Central Cash Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Taxable Central Cash Fund (a fund of Fidelity Revere Street Trust) at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Taxable Central Cash Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 30, 2000